UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST
On behalf of the following series:
BBH Money Market Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005
(Address of principal executive offices) (Zip Code)

Corporation Services Company
2711 Centerville Road, Suite 400, Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 625-5759

Date of fiscal year end: June 30

Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report
DECEMBER 31, 2010

BBH MONEY MARKET FUND

BBH MONEY MARKET FUND

PORTFOLIO ALLOCATION
December 31, 2010 (unaudited)

BREAKDOWN BY SECURITY TYPE AND OTHER ASSETS

	U.S. $ Value	Percent of Net Assets
Certificates of Deposit	$557,373,488	31.8%
Commercial Paper	393,887,633	22.4
Corporate Bonds	24,137,525	1.4
Municipal Bonds	326,679,000	18.6
U.S. Government Agency Obligations	189,924,854	10.8
Time Deposits	103,700,000	5.9
Repurchase Agreements	160,000,000	9.1
Cash and Other Assets in Excess of Liabilities	358,194	0.0

NET ASSETS	$1,756,060,694	100.0%

All data as of December 31, 2010. The Fund’s breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
December 31, 2010 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CERTIFICATES OF DEPOSIT (31.8%)
$46,500,000	Bank of Montreal	02/09/11	0.230%	$46,500,000
27,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	02/07/11	0.280	27,000,000
11,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	03/24/11	0.360	11,000,000
25,000,000	Barclays Bank, Plc.	03/02/11	0.320	25,000,000
20,000,000	Barclays Bank, Plc.	05/27/11	0.680	20,000,000
22,000,000	BNP Paribas	02/07/11	0.540	22,000,000
4,000,000	BNP Paribas	03/28/11	0.380	4,000,188
24,000,000	BNP Paribas	06/08/11	0.410	24,000,000
8,000,000	Citibank N.A.	03/23/11	0.360	8,000,537
26,900,000	Credit Suisse	02/24/11	0.260	26,899,621
20,500,000	Credit Suisse	03/29/11	0.290	20,500,000
25,000,000	Deutsche Bank AG	06/21/11	0.480	25,000,000
35,400,000	DnB NOR Bank ASA	03/03/11	0.260	35,400,000
11,600,000	DnB NOR Bank ASA	04/01/11	0.330	11,600,000
26,500,000	Rabobank Nederland NV	05/18/11	0.310	26,500,000
21,000,000	Royal Bank of Scotland, Plc.	02/07/11	0.660	21,000,215
6,960,000	Royal Bank of Scotland, Plc.	08/19/11	0.980	6,972,291
28,000,000	Societe Generale[1]	11/04/11	0.556	28,000,000
24,000,000	Standard Chartered Bank	01/19/11	0.270	23,999,960
25,000,000	Standard Chartered Bank	10/04/11	0.720	25,000,000
25,000,000	Svenska Handelsbanken	01/18/11	0.260	25,000,059
24,000,000	Svenska Handelsbanken	06/13/11	0.365	24,000,542
25,000,000	Toronto - Dominion Bank	01/06/11	0.500	25,000,000
16,000,000	UBS AG	01/18/11	0.890	16,000,075
29,000,000	UBS AG1	10/20/11	0.661	29,000,000

	Total Certificates of Deposit			557,373,488

	COMMERCIAL PAPER (22.4%)
5,000,000	Barclays US Funding Corp.[2]	03/23/11	0.300	4,996,625
9,000,000	DeKalb County Development Authority	01/05/11	0.280	9,000,000
22,000,000	Deutsche Bank Financial LLC[2]	01/27/11	0.270	21,995,710
15,000,000	Hewlett-Packard Co.[2,3]	01/05/11	0.180	14,999,700

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2010	3

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
December 31, 2010 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL PAPER (continued)
$27,000,000	ING US Funding LLC[2]	02/04/11	0.592%	$26,984,955
2,000,000	ING US Funding LLC[2]	02/14/11	0.280	1,999,316
5,000,000	ING US Funding LLC[2]	02/16/11	0.481	4,996,933
16,000,000	ING US Funding LLC[2]	08/05/11	0.530	15,949,120
15,000,000	Inova Health System Foundation[2]	03/16/11	0.300	14,990,750
16,588,000	Johns Hopkins University	02/09/11	0.310	16,588,000
15,000,000	Johnson & Johnson[2,3]	03/30/11	0.200	14,992,667
35,000,000	National Australia Funding
	Delaware, Inc.[2,3]	01/04/11	0.250	34,999,271
5,000,000	National Australia Funding
	Delaware, Inc.[2,3]	01/05/11	0.250	4,999,861
9,000,000	National Australia Funding
	Delaware, Inc.[2,3]	02/01/11	0.245	8,998,106
15,000,000	Nebraska Public Power District[2]	02/01/11	0.284	14,996,383
21,000,000	Nordea North America, Inc.[2]	01/10/11	0.260	20,998,636
13,000,000	Nordea North America, Inc.[2]	02/14/11	0.361	12,994,280
13,000,000	Nordea North America, Inc.[2]	03/01/11	0.280	12,994,035
22,000,000	Rabobank USA Financial Corp.[2]	02/08/11	0.250	21,994,173
20,000,000	Societe Generale North America, Inc.[2]	02/02/11	0.466	19,991,733
7,000,000	Texas Tech University	01/05/11	0.300	7,000,000
8,000,000	Texas Tech University	03/01/11	0.300	8,000,000
22,200,000	Toronto-Dominion Holdings USA, Inc.[2,3]	03/07/11	0.250	22,189,979
15,000,000	University of California[2]	03/23/11	0.304	14,989,875
11,250,000	University of Minnesota	02/02/11	0.260	11,250,000
15,000,000	University of Texas	01/05/11	0.300	15,000,000
15,000,000	Walt Disney Co.[2,3]	02/03/11	0.180	14,997,525

	Total Commercial Paper			393,887,633

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
December 31, 2010 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (1.4%)
$5,000,000	General Electric Capital Corp.[4]	03/11/11	1.800%	$5,015,317
17,000,000	JPMorgan Chase & Co.[4]	02/23/11	1.650	17,035,256
2,080,000	State Street Bank & Trust Co.[4]	03/15/11	1.850	2,086,952

	Total Corporate Bonds			24,137,525

	MUNICIPAL BONDS (18.6%)
6,775,000	Bay Area Toll Authority[1]	01/06/11	0.280	6,775,000
1,700,000	Buncombe County, North Carolina[1]	01/06/11	0.430	1,700,000
2,000,000	Buncombe County, North Carolina[1]	01/06/11	0.430	2,000,000
2,000,000	Buncombe County, North Carolina[1]	01/06/11	0.430	2,000,000
17,000,000	California State Health Facilities
	Financing Authority[1]	01/05/11	0.300	17,000,000
6,000,000	Charleston, South Carolina,
	Waterworks & Sewer[1]	01/06/11	0.410	6,000,000
2,250,000	Charlotte, North Carolina[1]	01/06/11	0.400	2,250,000
9,290,000	Charlotte, North Carolina[1]	01/06/11	0.400	9,290,000
17,000,000	Connecticut State Health &
	Educational Facility Authority[1]	01/05/11	0.250	17,000,000
2,500,000	Delaware State Economic
	Development Authority[1]	01/06/11	0.410	2,500,000
5,235,000	Guilford County, North Carolina[1]	01/06/11	0.310	5,235,000
5,345,000	Houston, Texas, Higher Education
	Finance Corp.[1]	01/05/11	0.320	5,345,000
9,870,000	Illinois State Finance Authority[1]	01/06/11	0.270	9,870,000
8,162,000	Illinois State Finance Authority[1]	01/06/11	0.300	8,162,000
15,000,000	Kansas State Department of
	Transportation[1]	01/06/11	0.270	15,000,000
15,462,000	Massachusetts State Development
	Finance Agency[1]	01/06/11	0.310	15,462,000
12,100,000	Massachusetts State Health &
	Educational Facilities Authority[1]	01/06/11	0.260	12,100,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2010	5

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
December 31, 2010 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
$16,660,000	Massachusetts State Health &
	Educational Facilities Authority[1]	01/06/11	0.330%	$16,660,000
15,000,000	Mecklenburg County, North Carolina[1]	01/06/11	0.330	15,000,000
17,695,000	Metropolitan Water District of
	Southern California[1]	01/06/11	0.350	17,695,000
17,000,000	Missouri State Health & Educational
	Facilities Authority[1]	01/06/11	0.320	17,000,000
2,575,000	New Hampshire State Health &
	Education Facilities Authority[1]	01/05/11	0.300	2,575,000
13,425,000	New Hampshire State Health &
	Education Facilities Authority[1]	01/05/11	0.300	13,425,000
3,740,000	New Jersey State Educational
	Facilities Authority[1]	01/05/11	0.300	3,740,000
4,690,000	New York State Dormitory Authority[1]	01/06/11	0.350	4,690,000
4,800,000	North Carolina State Capital
	Facilities Finance Agency[1]	01/06/11	0.310	4,800,000
6,400,000	North Carolina State Medical Care
	Commission[1]	01/06/11	0.300	6,400,000
2,385,000	Northampton County, Pennsylvania,
	Higher Education Authority[1]	01/06/11	0.310	2,385,000
5,245,000	State of Ohio[1]	01/05/11	0.300	5,245,000
1,000,000	Oklahoma State Turnpike Authority[1]	01/03/11	0.280	1,000,000
17,000,000	Pennsylvania State Turnpike
	Commission[1]	01/06/11	0.350	17,000,000
6,200,000	Private Colleges & Universities
	Authority[1]	01/06/11	0.270	6,200,000
16,600,000	San Diego County, California, Regional
	Transportation Commission[1]	01/06/11	0.330	16,600,000
7,355,000	Tempe, Arizona[1]	01/05/11	0.320	7,355,000
6,400,000	Union County, North Carolina[1]	01/05/11	0.420	6,400,000
9,445,000	Union County, North Carolina[1]	01/06/11	0.300	9,445,000
15,375,000	University of Michigan[1]	01/06/11	0.330	15,375,000

	Total Municipal Bonds			326,679,000

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
December 31, 2010 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS (10.8%)
$40,000,000	Federal Home Loan Bank Discount
	Notes[2]	03/11/11	0.160%	$39,987,733
35,000,000	Freddie Mac Discount Notes[2]	02/14/11	0.170	34,992,728
40,000,000	Freddie Mac Discount Notes[2]	03/21/11	0.160	39,985,956
75,000,000	Freddie Mac Discount Notes[2,5]	04/25/11	0.175	74,958,437

	Total U.S. Government Agency
	Obligations			189,924,854

	TIME DEPOSITS (5.9%)
20,000,000	Branch Bank & Trust	01/03/11	0.040	20,000,000
23,700,000	Canadian Imperial Bank of Commerce	01/03/11	0.063	23,700,000
60,000,000	HSBC Bank	01/03/11	0.125	60,000,000

	Total Time Deposits			103,700,000

	REPURCHASE AGREEMENTS (9.1%)
20,000,000	Barclays Capital, Inc. (Agreement
	dated 12/31/10 collateralized by
	U.S. Treasury Bill 0.000%,
	due 02/15/32-08/15/33, value
	$20,400,000)	01/03/11	0.150	20,000,000
35,000,000	BNP Paribas (Agreement dated
	12/31/10 collateralized by
	FNMA 4.500%, due 09/01/40,
	value $35,700,000)	01/03/11	0.170	35,000,000
15,000,000	Deutsche Bank AG (Agreement
	dated 12/31/10 collateralized
	by FNMA 5.000%, due 01/01/39,
	value $15,300,000)	01/03/11	0.280	15,000,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2010	7

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
December 31, 2010 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (continued)
$55,000,000	Royal Bank of Canada (Agreement
	dated 12/31/10 collateralized by
	FMAC 4.000%-5.590%, due
	06/01/37-01/01/41, value $14,576,492,
	FNMA 2.788%-5.207%, due
	08/01/15-05/01/38, value
	$39,982,603, GNMA 5.500%,
	due 11/20/38, value $1,540,905)	01/03/11	0.220%	$55,000,000
35,000,000	Societe Generale SA (Agreement
	dated 12/31/10 collateralized by
	FNMA 2.187%-5.500%, due
	07/01/35-11/01/40, value $35,700,000)	01/03/11	0.250	35,000,000

	Total Repurchase Agreements			160,000,000

TOTAL INVESTMENTS AT AMORTIZED COST			100.0%	$1,755,702,500
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.0	358,194

NET ASSETS			100.0%	$1,756,060,694

[1]

Variable rate instrument. The maturity dates reflect earlier of reset dates or stated maturity dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the December 31, 2010 coupon or interest rate.

[2]	Coupon represents a yield to maturity.
[3]

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of 144A securities owned at December 31, 2010 was $116,177,109 or 6.6% of net assets.

[4]	Guaranteed by the FDIC under the TLGP.
5	Coupon represents a weighted average rate.

Abbreviations:
FDIC – Federal Deposit Insurance Corporation.
FMAC – First Home Mortgage Acceptance Corporation.
FNMA – Federal National Mortgage Association.
GNMA – Government National Mortgage Association.
TLGP – Temporary Liquidity Guarantee Program.

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
December 31, 2010 (unaudited)

FAIR VALUE MEASUREMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) # 2010-06, “Improving Disclosures about Fair Value Measurements.” This ASU adds new disclosure requirements for transfers into and out of Levels 1 and 2 fair-value measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. It also clarifies existing fair value disclosure requirements about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level 3 reconciliation disclosures, the guidance in the ASU was effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009. The new disclosures for Level 3 activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010. Management of the BBH Money Market Fund (the “Fund”) believes that these new Level 3 requirements will not have an impact on the Fund’s holdings disclosure.

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – (unadjusted) quoted prices in active markets for identical investments.

—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2010	9

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
December 31, 2010 (unaudited)

At December 31, 2010, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of December 31, 2010
Certificates of Deposit	–	$557,373,488	–	$557,373,488
Commercial Paper	–	393,887,633	–	393,887,633
Corporate Bonds	–	24,137,525	–	24,137,525
Municipal Bonds	–	326,679,000	–	326,679,000
U.S. Government Agency
Obligations	–	189,924,854	–	189,924,854
Time Deposits	–	103,700,000	–	103,700,000
Repurchase Agreements	–	160,000,000	–	160,000,000

Total Investments,
at value	–	$1,755,702,500	–	$1,755,702,500

*

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1, 2, or 3 as of December 31, 2010, based on the valuation input Levels on June 30, 2010.

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2010 (unaudited)

ASSETS:
Investments, at amortized cost	$1,595,702,500
Repurchase agreements	160,000,000
Cash	61,016
Receivables for:
Interest	863,405
Other assets	7,898

Total Assets	1,756,634,819

LIABILITIES:
Payables for:
Shareholder servicing fees	220,491
Investment advisory and administrative fees	138,250
Custody and accounting fees	108,368
Professional fees	25,561
Distributions declared	22,471
Transfer agent fees	18,164
Distribution fees	7,699
Board of Trustees’ fees	838
Accrued expenses and other liabilities	32,283

Total Liabilities	574,125

NET ASSETS	$1,756,060,694

Net Assets Consist of:
Paid-in capital	$1,756,060,993
Distributed in excess of net investment income	(299)

Net Assets	$1,756,060,694

NET ASSET VALUE AND OFFERING PRICE PER SHARE
REGULAR SHARES
($1,032,680,693 ÷ 1,032,680,600 shares outstanding)	$1.00

INSTITUTIONAL SHARES
($723,380,001 ÷ 723,379,709 shares outstanding)	$1.00

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2010	11

BBH MONEY MARKET FUND

STATEMENT OF OPERATIONS
For the six months ended December 31, 2010 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest and other income	$2,925,549

Expenses:
Investment advisory and administrative fees	2,013,232
Shareholder servicing fees	1,414,237
Custody and accounting fees	151,895
Board of Trustees’ fees	44,115
Professional fees	40,470
Transfer agent fees	21,468
Distribution fees	17,927
Miscellaneous expenses	100,962

Total Expenses	3,804,306
Expense offset arrangement	(2,402)
Investment advisory and administrative fee/shareholder
servicing fee waiver	(1,099,224)

Net Expenses	2,702,680

Net Investment Income	$222,869

NET REALIZED GAIN:
Net realized gain on investments	32,517

Net Increase in Net Assets Resulting from Operations	$255,386

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

	For the six months ended December 31, 2010 (unaudited)	For the year ended June 30, 2010
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$222,869	$1,506,460
Net realized gain on investments	32,517	220,041

Net increase in net assets resulting
from operations	255,386	1,726,501

Distributions declared:
From net investment income:
Regular Shares	(56,569)	(157,262)
Institutional Shares	(197,373)	(1,570,298)

Total distributions declared	(253,942)	(1,727,560)

From Fund Share (Principal) Transactions at
Net Asset Value of $1.00 per share:
Fund shares sold	3,215,495,584	4,101,680,539
Fund shares issued in connection with
reinvestments of dividends	96,655	603,148
Fund shares repurchased	(3,161,924,897)	(5,106,293,903)

Net increase (decrease) in net assets resulting
from fund share transactions	53,667,342	(1,004,010,216)

Total increase (decrease) in net assets	53,668,786	(1,004,011,275)

NET ASSETS:
Beginning of year	1,702,391,908	2,706,403,183

End of period (including distributions in excess
of net investment income of $(299) and
$(22,556), respectively)	$1,756,060,694	$1,702,391,908

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2010	13

BBH MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Regular Share outstanding throughout each period

	For the six months ended December 31, 2010 (unaudited)	For the years ended June 30,
		2010	2009	2008	2007	2006

Net asset value, beginning
of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.00[2]	0.00[2]	0.01	0.04	0.05	0.04
Distributions to shareholders from
net investment income	0.00[2]	0.00[2]	(0.01)	(0.04)	(0.05)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.01%	0.01%	1.10%	3.77%	4.97%	3.76%

Ratios/Supplemental data:
Net assets, end of period
(in millions)	$1,033	$1,116	$1,717	$1,409	$1,172	$1,506
Ratio of expenses to average
net assets before reductions	0.52%[6]	0.51%	0.52%	0.51%	0.51%	0.53%
Expense reimbursement	0.19%[3,6]	0.10%[3]	–	–	–	–
Expense offset arrangement	0.00%[4,6]	0.00%[4]	0.00%[4]	0.00%[4]	–	–
Ratio of expenses to average
net assets net of reductions	0.33%[6]	0.41%	0.52%	0.51%	0.51%[5]	0.53%[5]
Ratio of net investment income
to average net assets	0.01%[6]	0.00%[4]	1.07%	3.63%	4.79%[5]	3.75%[5]

[1]	Calculated using average shares outstanding for the period.
[2]	Less then $0.01 per share.
[3]

During the six months ended December 31, 2010 and the year ended June 30, 2010, the investment advisory and administrative fee/shareholder servicing fee waiver as a result of a Minimum Yield Agreement was $1,099,224 and $1,444,177, respectively.

[4]	The amount of fees reduced as a result of an expense offset arrangement with the Fund’s custodian as a percentage of average net assets. The amount is less then 0.01%.
[5]

Ratios include the Fund’s share of income, expenses paid by, and the expense offset arrangement, of the BBH U.S. Money Market Portfolio, in which the Fund invested all of its assets prior to June 12, 2007, as appropriate.

[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for an Institutional Share outstanding throughout each period

	For the six months ended December 31, 2010 (unaudited)	For the years ended June 30,			For the period from January 26, 2007 (commencement of operations) to June 30, 2007
		2010	2009	2008
Net asset value, beginning
of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.01	0.00[2]	0.01	0.04	0.02
Distributions to shareholders from
net investment income	(0.01)	0.00[2]	(0.01)	(0.04)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.03%	0.16%	1.35%	4.02%	2.21%[3]

Ratios/Supplemental data:
Net assets, end of period
(in millions)	$723	$586	$989	$765	$1,140
Ratio of expenses to average
net assets before reductions	0.27%[6]	0.26%	0.27%	0.26%	0.26%
Expense offset arrangement	0.00%[4,6]	0.00%[4]	0.00%[4]	0.00%[4]	–
Ratio of expenses to average
net assets net of reductions	0.27%[6]	0.26%	0.27%	0.26%	0.26%[5,6]
Ratio of net investment income
to average net assets	0.06%[6]	0.16%	1.29%	3.86%	5.07%[5,6]

[1]	Calculated using average shares outstanding for the period.
[2]	Less then 0.01 per share.
[3]	Inception to date return.
[4]	The amount of fees reduced as a result of an expense offset arrangement with the Fund’s custodian as a percentage of average net assets. The amount is less then 0.01%.
[5]

Ratios include the Fund’s share of income, expenses paid by, and the expense offset arrangement, of the BBH U.S. Money Market Portfolio, in which the Fund invested all of its assets prior to June 12, 2007, as appropriate.

[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2010	15

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (unaudited)

1.

Organization. BBH Money Market Fund (the “Fund”) is a separate series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust was originally organized as a Massachusetts business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Fund currently offers two classes of shares, Regular Shares and Institutional Shares. Regular Shares and Institutional Shares have different operating expenses. At December 31, 2010, there were four series of the Trust.

Prior to June 12, 2007, the Fund invested all of its assets in the BBH U.S. Money Market Portfolio (the “Portfolio”) an open-end management investment company having the same investment objective as the Fund. Effective June 12, 2007, the Fund redeemed its shares of the Portfolio and began investing its assets directly. There were no changes to the Fund’s investment policies and restrictions. The Fund recorded its share of the Portfolio’s income and expenses daily until the date of the redemption.

2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes the significant accounting policies of the Fund:

A.

Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is in compliance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees (the “Board”) of the Trust.

B.

Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost method. Interest income is accrued as earned and consists of interest accrued, accretion of discount on debt securities (including both original issue and market discount) and premium amortization on the investments of the Fund.

C.

Fund Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (unaudited)

D.

Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction or effectively the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Information regarding repurchase agreements held by the Fund is included in the Portfolio of Investments.

E.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of ASC 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of December 31, 2010, nor were there any increases or decreases in unrecognized tax benefits for the six months then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended December 31, 2010, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

FINANCIAL STATEMENT DECEMBER 31, 2010	17

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (unaudited)

F.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually. The Fund declared dividends in the amounts of $56,569 and $197,373 to Regular and Institutional shareholders, respectively, during the six months ended December 31, 2010. The tax character of distributions paid during the fiscal years ended June 30, 2010 and 2009 were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Total distributions paid

2010	$ 1,727,182	$378	$ 1,727,560	$ 1,727,560
2009	26,297,831	–	26,297,831	26,297,831

As of June 30, 2010 and 2009 the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2010:	$20,813	–	$20,813	–	–	–	$20,813
2009:	37,038	–	37,038	–	–	–	37,038

As of June 30, 2010, the Fund did not have a net capital loss carryforward. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

G.

Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3.	Fees and Other Transactions with Affiliates.

A.

Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”), provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (unaudited)

and administrative services calculated daily and incurred monthly at an annual rate equivalent to 0.25% on the first $1,000,000,000 of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets in excess of $1,000,000,000. For the six months ended December 31, 2010, the Fund incurred $2,013,232 for services under the Agreement.

B.

Investment Advisory and Administrative Fee Waiver. Effective July 6, 2009, the SID voluntarily began to waive its Investment Advisory and Administrative Fee and credit daily to the Fund an amount which would maintain the daily basis point return to the Fund at a minimum of 1 basis point (0.01%). The amount credited each day would be offset by the daily accrual of the Investment Advisory and Administrative Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of the SID. For the six months ended December 31, 2010, the SID waived fees in the amount of $1,094,603.

C.

Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Regular Shares of the Fund calculated daily and incurred monthly at an annual rate of 0.25% of the Regular Shares’ average daily net assets. For the six months ended December 31, 2010, Regular Shares of the Fund incurred $1,414,237 for shareholder servicing services.

D.

Shareholder Servicing Fee Waiver. Effective May 1, 2010, BBH voluntarily began to waive its Shareholder Servicing Fee only when the Investment Advisory and Administrative Fee waiver is not enough to maintain the daily basis point return to the Fund at a minimum of 1 basis point (0.01%) for the Regular Shares. The amount credited each day would be offset by the daily accrual of the Shareholder Servicing Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of BBH. For the six months ended December 31, 2010, BBH waived fees in the amount of $4,621.

E.	Custody and Fund Accounting Fees. BBH acts as a custodian and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.01% per annum on the first $1,000,000,000 of net assets and 0.005% per annum on all net assets over $1,000,000,000. For the six months ended December 31, 2010, the Fund incurred $151,895 for custody and accounting services. These fees for the Fund were reduced by $2,402 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to

FINANCIAL STATEMENT DECEMBER 31, 2010	19

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (unaudited)

cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended December 31, 2010, was $283.

F.

Board of Trustees’ Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2010, the Fund incurred $44,115 in Trustee compensation and reimbursements.

4.

Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Regular Shares and Institutional Shares of capital stock, at no par value. Transactions in shares of beneficial interest were as follows:

	For the six months ended December 31, 2010 (unaudited)		For the year ended June 30, 2010
	Shares	Dollars	Shares	Dollars
Regular Shares
Shares sold	1,438,976,828	$1,438,976,828	2,437,569,295	$2,437,569,294
Shares issued in
connection with
reinvestments of
dividends	8,077	8,077	38,084	38,084
Shares redeemed	(1,522,343,854)	(1,522,343,854)	(3,038,613,099)	(3,038,613,099)

Net decrease	(83,358,949)	$(83,358,949)	(601,005,720)	$(601,005,721)

Institutional Shares
Shares sold	1,776,518,755	$1,776,518,756	1,664,111,245	$1,664,111,245
Shares issued in
connection with
reinvestments of
dividends	88,578	88,578	565,064	565,064
Shares redeemed	(1,639,581,043)	(1,639,581,043)	(2,067,680,804)	(2,067,680,804)

Net increase (decrease)	137,026,290	$137,026,291	(403,004,495)	$(403,004,495)

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (unaudited)

5.	Principal Risk Factors and Indemnifications.

A.

Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk) risks associated with investing a significant portion of its assets in government securities, certain municipal securities and U.S. bank obligations (concentration risks) or certain risks associated with investing in foreign securities not present in domestic investments (foreign investment risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.

Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

FINANCIAL STATEMENT DECEMBER 31, 2010	21

BBH MONEY MARKET FUND

DISCLOSURE OF FUND EXPENSES
December 31, 2010 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

BBH MONEY MARKET FUND

DISCLOSURE OF FUND EXPENSES (continued)
December 31, 2010 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period July 1, 2010 to December 31, 2010[1]
Regular Shares
Actual	$1,000	$1,000	$1.66
Hypothetical[2]	$1,000	$1,024	$1.68

	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period July 1, 2010 to December 31, 2010[1]
Institutional Shares
Actual	$1,000	$1,000	$1.36
Hypothetical[2]	$1,000	$1,024	$1.38

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.33% and 0.27% for Regular and Institutional Shares, respectively, multiplied by 184/365 (to reflect the one half-year period).

[2]	Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT DECEMBER 31, 2010	23

BBH MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION
December 31, 2010 (unaudited)

Approval of Investment Advisory and Administrative Services Agreement

The Investment Company Act of 1940 (the “1940 Act”) requires that the continuance of a fund’s investment advisory agreements must be approved annually both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party, cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”), all of whom are not “interested persons,” as defined in the 1940 Act, held an in person meeting on December 8, 2010 to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Agreement”) between BBH Trust (the “Trust”) and Brown Brothers Harriman & Co.’s (“BBH”) Mutual Fund Advisory Department (“SID” or the “Investment Adviser”) with respect to the existing funds in the Trust, including the BBH Money Market Fund (the “Fund”). In approving the renewal of the Agreement with respect to the Fund for an additional one year term, the Board determined that the terms of the Agreement were fair and reasonable.

Both in the meeting specifically held to address the continuance of the Agreement and at other meetings during the course of the year, the Board requested and received a variety of materials provided by the SID and BBH, including information about personnel, operations and Fund performance. The Board received advice from Counsel to the Independent Trustees (“Independent Counsel”), including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Independent Counsel.

Nature, Extent and Quality of Services Provided by the SID and BBH

The Board received and considered information, during the in person meeting held on December 8, 2010, and during the past year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser. The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board also noted that BBH provides administrative services to the Fund.

BBH MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2010 (unaudited)

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that in the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund under the Agreement.

Investment Results

The Board received and considered performance information for the Fund. The Board considered the investment results of the Fund as compared with a selected securities index as well as a selection of peer funds. The Board reviewed information showing performance of the Fund over the 1-, 3-, 5- and 10-year period ended September 30, 2010 as compared to an appropriate securities index and fund peers over comparable periods. In addition, the Board received detailed performance information for the Fund at other meetings held during the year. The Board noted that the performance of the Fund generally compared favorably to its respective benchmark index.

Fee Rates

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board considered the depth and range of services provided under the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fees and the Fund’s net total expenses with those of comparable industry averages. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

Costs of Services Provided and Profitability

The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2010, and for the prior one-year period. The data included the effect of revenue generated by the shareholder servicing, custody and administration fees paid by the Fund. The Board also reviewed the allocation methods used in preparing the profitability data. In considering profitability information, the Board considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH. The Board focused on profitability of the Investment Adviser and BBH’s relationships

FINANCIAL STATEMENT DECEMBER 31, 2010	25

BBH MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2010 (unaudited)

with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability were not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities, fees received for being the Fund’s administrator, custodian and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee schedule. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to Investment Adviser were reasonable based on the comparative performance and expense information, and the cost of the services provided and the profits to be realized by the Investment Adviser.

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the Investment Adviser, BBH provides administrative, custody, fund accounting, and securities lending services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to the Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

BBH MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2010 (unaudited)

The SID may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities within the parameters of which have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Fund has designated a chief compliance officer and has adopted and implemented policies and procedures designed to address the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Fund’s chief compliance officer on areas of potential conflict.

FINANCIAL STATEMENT DECEMBER 31, 2010	27

ADMINISTRATOR	INVESTMENT ADVISER
BROWN BROTHERS HARRIMAN	MUTUAL FUND ADVISORY
140 BROADWAY	DEPARTMENT (SID) OF
NEW YORK, NY 10005	BROWN BROTHERS HARRIMAN
140 BROADWAY
DISTRIBUTOR	NEW YORK, NY 10005
ALPS DISTRIBUTORS, INC.
1290 BROADWAY, SUITE 1100
DENVER, CO 80203

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

       Not required for this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

       Not required for this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

       Not required for this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not required for this semi-annual report on Form N-CSR.

(b)	Not required.

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

       Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

       Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

       Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

       Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this semi-annual report on Form N-CSR.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.

(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/ John A. Gehret

John A. Gehret
Title: President (Principal Executive Officer)
Date: March 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ John A. Gehret

John A. Gehret
Title: President (Principal Executive Officer)
Date: March 4, 2011

By: (Signature and Title)

/s/ Charles H. Schreiber

Charles H. Schreiber
Title: Treasurer (Principal Financial Officer)
Date: March 4, 2011